Income taxes (Details) $ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019
Income taxes
Statutary rate (as a percent)	30.00%	30.00%	30.00%	30.00%	30.00%
Current ISR		$ 1,329,867	$ 1,113,712	$ 810,641
Deferred ISR		42,355	7,691	2,432
Income tax expense	$ 72,709	$ 1,372,222	$ 1,121,403	$ 813,073